Fair Value Measurements and Credit Concentration (Net Assets and Liabilities Measured on Recurring Basis Level 3 Significant Unobservable Inputs) (Detail) - Recurring - Level 3 - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Natural gas contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net		$ 31	[1]	$ 59	[2]	$ 36	[2]
Natural gas contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		10.00%	[1]	11.00%	[3]	10.00%	[3]
Natural gas contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%	[1]	100.00%	[3]	100.00%	[3]
Natural gas contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		37.00%	[1]	52.00%	[3]	86.00%	[3]
Power sales contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[4]	$ (2)		$ (1)		$ (12)
Power sales contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		10.00%	[4]	10.00%	[3]	100.00%	[3]
Power sales contracts | Discounted Cash Flow | Minimum | Scenario, Previously Reported [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3]			9.10%
Power sales contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%	[4]	100.00%	[3]	100.00%	[3]
Power sales contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		70.00%	[4]	59.00%	[3]	100.00%	[3]
FTR purchase contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[5]	$ (1)		$ 3
FTR purchase contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices		100.00%	[5]	100.00%	[3]
FTR purchase contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices		100.00%	[5]	100.00%	[3]
FTR purchase contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices		100.00%	[5]	100.00%	[3]
Heat rate call options
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net		$ (21)	[6]	$ 50	[7]
Heat rate call options | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%	[6]	23.00%	[3]
Heat rate call options | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%	[6]	51.00%	[3]
Heat rate call options | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%	[6]	45.00%	[3]
Credit Risk Contract
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[5]	$ (2)
Credit Risk Contract | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%
Credit Risk Contract | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%
Credit Risk Contract | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices		100.00%
Auction Rate Securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair value of net asset and (liability)		$ 6	[8]	$ 8	[9]	$ 16	[9]
Auction Rate Securities | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Modeled from SIFMA Index		52.00%	[8]	51.00%	[3]	10.00%	[3]
Auction Rate Securities | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Modeled from SIFMA Index		57.00%	[8]	69.00%	[3]	80.00%	[3]
Auction Rate Securities | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Modeled from SIFMA Index		54.00%	[8]	63.00%	[3]	63.00%	[3]

[1]	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/(decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
[2]	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/ (decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
[3]	For energy commodities and auction rate securities, the range and weighted average represent the percentage of fair value derived from the unobservable inputs.
[4]	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
[5]	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
[6]	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of purchased calls increases/(decreases). As the market implied heat rate increases/(decreases), the fair value of sold calls (decreases)/increases.
[7]	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of the contracts increases/ (decreases).
[8]	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/(decreases).
[9]	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/ (decreases).